Financial instruments - Unobservable Inputs (Details) $ in Thousands	Dec. 31, 2025 USD ($) Rate
Energy trading contracts [Member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Financial impact | $	$ 179,500
Kamaroopin | Consideration payable from acquisition [Member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Unobservable Inputs	100
Kamaroopin | Consideration payable from acquisition [Member] | Discount rate Achieving fundraising targets [Member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Unobservable Inputs	0.147
Warrant liability [Member] | Other financial instruments [Member] | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Unobservable Inputs	0.01
Warrant liability [Member] | Other financial instruments [Member] | Bottom of range | Monte Carlo Simulation [Member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Unobservable Inputs	0.010
Warrant liability [Member] | Other financial instruments [Member] | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Unobservable Inputs	0.10
Warrant liability [Member] | Other financial instruments [Member] | Top of range | Monte Carlo Simulation [Member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Unobservable Inputs	0.100
Derivative Financial Instruments - Tria call option [Member] | Other financial instruments [Member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Unobservable Inputs	0.10
Derivative Financial Instruments - Tria call option [Member] | Other financial instruments [Member] | Bottom of range | Monte Carlo Simulation [Member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Financial impact | $	$ 1,100
Derivative Financial Instruments - Tria call option [Member] | Other financial instruments [Member] | Top of range | Monte Carlo Simulation [Member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Financial impact | $	$ 1,400
GPMS [Member] | Consideration payable from acquisition [Member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Unobservable Inputs	100
GPMS [Member] | Consideration payable from acquisition [Member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Unobservable Inputs	0.057
Financial impact | $	$ 400
Nexus [Member] | Consideration payable from acquisition [Member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Unobservable Inputs	0.01
Nexus [Member] | Consideration payable from acquisition [Member] | Achieving benchmark fees [Member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Financial impact | $	$ 100
BlueMacaw fund management rights acquisition [Member] | Consideration payable from acquisition [Member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Unobservable Inputs	100
BlueMacaw fund management rights acquisition [Member] | Consideration payable from acquisition [Member] | Discount rate Achieving fundraising targets [Member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Unobservable Inputs	0.147
Financial impact | $	$ 100